S000090418 [Member] Expense Example - JPMorgan Fundamental Data Science Large Value ETF - JPMorgan Fundamental Data Science Large Value ETF	Feb. 21, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	200
Expense Example, with Redemption, 10 Years	$ 537